United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Quarter ended 3/31/10

Item 1.                      Schedule of Investments

Market Plus Core Fund

Portfolio of Investments

March 31, 2010 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—12.0%
		Federal Home Loan Mortgage Corporation—9.5%
$1,646,771		Federal Home Loan Mortgage Corp., 3.739%, 6/1/2036	1,708,559
1,910,929		Federal Home Loan Mortgage Corp., 5.368%, 12/1/2035	1,978,035
		TOTAL	3,686,594
		Federal National Mortgage Association—2.5%
207,694		Federal National Mortgage Association, 2.500%, 5/1/2033	211,607
10,735		Federal National Mortgage Association, 2.730%, 6/1/2035	11,105
17,556		Federal National Mortgage Association, 2.800%, 4/1/2035	18,445
642,767		Federal National Mortgage Association, 3.410%, 4/1/2036	665,714
47,368		Federal National Mortgage Association, 3.980%, 5/1/2036	49,253
		TOTAL	956,124
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,486,550)	4,642,718
		Asset-Backed Securities—3.4%
		Auto Receivables—1.7%
200,000		AmeriCredit Automobile Receivables Trust 2010-A, Mtg. Bond, Series 2010-A, 1.460%, 10/01/2018	200,000
101,837		Carmax Auto Owner Trust 2007-3, A3B, 0.630%, 12/15/2011	101,965
344,837	1,2	Huntington Auto Trust 2008-1 A3B, 1.730%, 4/16/2012	347,898
		TOTAL	649,863
		Home Equity Loan—0.8%
11,658		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 0.596%, 7/25/2035	9,963
46,495		GSAA Home Equity Trust 2005-15 1A2, 0.626%, 1/25/2036	13,114
75,000		GSAA Home Equity Trust 2005MTR1 A3, 0.556%, 10/25/2035	26,475
38,300		GSAMP Trust 2005-SEA2 A1, 0.596%, 1/25/2045	26,694
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 0.926%, 11/25/2034	171,749
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 0.576%, 2/25/2035	45,811
		TOTAL	293,806
		Non-Agency Mortgage—0.9%
383,915		Countrywide Alternative Loan Trust 2007-OA9, Series 2007-OA9, 0.596%, 06/25/2047	88,600
393,020		Harborview Mortgage Loan Trust 2007-1, Series 2007-1, 0.367%, 04/19/2038	212,358
28,293		Harborview Mortgage Loan Trust 2006-1 2A1A, 0.477%, 3/19/2036	14,142
424,228	1,2	KLIO Funding Ltd. 2004-1A A1, 0.799%, 4/23/2039	2,255
39,861		Washington Mutual 2003-S4 1A3, 0.746%, 6/25/2018	36,928
18,229		Washington Mutual 2005-AR17 A-1A1, 0.516%, 12/25/2045	13,881
		TOTAL	368,164
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,435,902)	1,311,833
		Collateralized Mortgage Obligations—2.6%
		Federal Home Loan Mortgage Corporation—0.3%
61,989		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 0.830%, 6/15/2029	62,313
46,853		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 0.680%, 12/15/2031	46,698
		TOTAL	109,011
		Federal National Mortgage Association—0.4%
47,625		Federal National Mortgage Association REMIC 0287A FB, 0.756%, 10/25/2031	47,809
92,870		Federal National Mortgage Association REMIC 1993-179 FJ, 1.431%, 10/25/2023	94,921
26,458		Federal National Mortgage Association REMIC 1993-247 FM, 2.986%, 12/25/2023	26,917
		TOTAL	169,647
		Non-Agency Mortgage—1.9%
$214,768		Citigroup Mortgage Loan Trust 2004-UST1 A2, 1.460%, 8/25/2034	202,337
100,609		Washington Mutual 2002-AR6 A, 1.870%, 6/25/2042	80,891
221,381		Washington Mutual 2006-AR1 2A1B, 1.533%, 1/25/2046	110,217
312,554		Washington Mutual 2006-AR15 1A, 1.303%, 11/25/2046	177,653
259,458		Washington Mutual 2006-AR17 1A, 1.283%, 12/25/2046	131,578
317,941		Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 0.566%, 4/25/2047	36,483
		TOTAL	739,159
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,702,927)	1,017,817
		Corporate Bonds—27.8%
		Basic Industry—Chemicals—2.5%
950,000		Dow Chemical Co., Floating Rate Note—Sr. Note, 2.498%, 08/08/2011	966,942
		Communications—Telecom Wireless—1.5%
600,000		Vodafone Group PLC, Note, 0.531%, 02/27/2012	599,966
		Communications—Telecom Wirelines—2.6%
300,000		Telecom Italia Capital, Note, 0.728%, 02/01/2011	299,156
725,000		Telecom Italia Capital SA, Floating Rate Note—Sr. Note, 0.861%, 07/18/2011	721,942
		TOTAL	1,021,098
		Consumer Cyclical—Automotive—0.6%
250,000	1,2	American Honda Finance Corp., Floating Rate Note—Sr. Note, Series MTN, 0.381%, 02/21/2012	246,289
		Consumer Non-Cyclical—Health Care—1.6%
599,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.000%, 06/15/2011	623,141
		Financial Institution—Banking—13.4%
900,000		Chase Capital II, Company Guarantee, 0.748%, 02/01/2027	684,179
750,000		Citigroup, Inc., Floating Rate Note—Sr. Sub Note, 0.523%, 06/09/2016	641,910
500,000		Credit Suisse (USA), Inc., Floating Rate Note—Sr. Note, 0.501%, 04/12/2013	497,572
550,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.648%, 07/22/2015	524,769
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.887%, 09/29/2014	48,453
50,000		Morgan Stanley Group, Inc., 0.501%, 01/18/2011	50,015
900,000		NationsBank Capital Trust III, Bond, 0.801%, 01/15/2027	633,296
1,100,000		State Street Capital Trust IV, 1.257%, 06/15/2037	824,197
900,000		Wachovia Capital Trust II, Company Guarantee, 0.751%, 01/15/2027	671,599
900,000		Wells Fargo Capital II, Company Guarantee, 0.748%, 01/30/2027	630,730
		TOTAL	5,206,720
		Financial Institution—Finance Noncaptive—2.7%
400,000		American Express Credit Corp., Floating Rate Note, 1.646%, 05/27/2010	400,638
500,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 0.730%, 08/15/2036	394,297
250,000		HSBC Finance Corp., Floating Rate Note—Sr. Note, 0.681%, 06/01/2016	234,050
		TOTAL	1,028,985
		Financial Institution—Insurance—P&C—1.3%
30,000		CNA Financial Corp., 6.500%, 08/15/2016	30,761
500,000	1,2	ZFS Finance USA Trust III, Floating Rate Note, 1.407%, 12/15/2065	456,397
		TOTAL	487,158
		Technology—1.6%
600,000		Hewlett-Packard Co., Floating Rate Note—Sr. Note, 0.361%, 03/01/2012	600,684
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,889,165)	10,780,983
		U.S. Treasury—5.2%3
2,000,000	4	U.S. Treasury Bill, 0.145%, 7/1/2010 (IDENTIFIED COST $1,999,241)	1,999,229
		MUTUAL FUNDS—44.7%5
140,919		Emerging Markets Fixed Income Core Fund	3,515,993
919,430		High Yield Bond Portfolio	5,875,160
7,935,721	6	Prime Value Obligations Fund, Institutional Shares, 0.13%	7,935,721
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,134,994)	17,326,874
		TOTAL INVESTMENTS--95.7% (IDENTIFIED COST $38,648,779)7	37,079,454
		OTHER ASSETS AND LIABILITIES – NET--4.3%8	1,667,712
		TOTAL NET ASSETS--100%	$38,747,166

At March 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9S&P 500 Index Long Futures	12	$3,495,600	June 2010	$72,402
9United States Treasury Notes 2-Year Short Futures	40	$8,678,125	June 2010	$(7,586)
9United States Treasury Notes 5-Year Short Futures	5	$574,219	June 2010	$2,329
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$67,145

At March 31, 2010, the Fund had the following open swap contract:
Total Return Swap Counterparty	J.P. Morgan Chase & Co.
Reference Entity	S&P 500 Total Return
Buy/Sell	Buy
Pay/Receive Fixed Rate	2.81%
Expiration Date	9/9/2010
Notional Amount	$33,946,248
Unrealized Appreciation	$954,134

Net Unrealized Appreciation on Futures Contracts and Value of Swap Contract is included in "Other Assets and Liabilities—Net."

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $1,052,839, which represented 2.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2010, these liquid restricted securities amounted to $1,052,839, which represented 2.7% of total net assets.

3	Discount rate at time of purchase.

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5	Affiliated companies.

6	7-Day net yield.

7
At March 31, 2010, the cost of investments for federal tax purposes was $38,649,397. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts and swap contract was $1,569,943. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,451,132 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,021,075.

8	Assets, other than investments in securities, less liabilities.

9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds*	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,642,718	$—	$4,642,718
Asset-Backed Securities	—	1,311,833	—	1,311,833
Collateralized Mortgage Obligations	—	1,017,817	—	1,017,817
Corporate Bonds	—	10,780,983	—	10,780,983
U.S. Treasury	—	1,999,229	—	1,999,229
Mutual Funds	17,326,874	—	—	17,326,874
TOTAL SECURITIES	$17,326,874	$19,752,580	$—	$37,079,454
OTHER FINANCIAL INSTRUMENTS**	$67,145	$954,134	$—	$1,021,279

*
Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors.  EMCORE invests primarily in emerging markets fixed-income securities.

**	Other financial instruments include futures contracts and a swap contract.

The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010